Earnings per share - Disclosure of Numerator of Basic EPS Calculation Adjusted to Allocate Undistributed Earnings (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Earnings per share [abstract]
Net income attributable to Owners of the Parent	R$ 854,071	R$ 803,232	R$ 301,232
Less: Net loss allocated to participating shares of Group companies	0	0	(126)
Numerator of basic and diluted EPS	R$ 854,071	R$ 803,232	R$ 301,358